Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 126,548,579	$ 95,639,207
Accumulated amortization	(91,523,144)	(71,477,164)
Intangible assets, net	35,025,435	24,162,043
Operating and Broadcast Rights
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	12,045,898	11,460,583
Accumulated amortization	(9,518,838)	(6,166,809)
Lease Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	75,849,900	54,460,034
Accumulated amortization	(54,117,372)	(43,298,789)
Customer base
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	31,524,825	24,013,585
Accumulated amortization	(21,858,528)	(16,338,269)
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	2,076,687	1,145,303
Accumulated amortization	(1,203,796)	(1,145,303)
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	5,051,269	4,559,702
Accumulated amortization	$ (4,824,610)	$ (4,527,994)